Other Reserves - Reconciliation of Share Based Payment Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation Of The Share-Based Payments Reserve
Balance at beginning of year	R 2,534	R 2,160
Share-based payments expensed	230	374	R 371
Balance at end of year	R 2,764	R 2,534	R 2,160